Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Income tax expense consisted of the following (in thousands):

	For the year ended December 31,
	2024	2023	2022
Current
Federal	$41,112	$19,914	$—
State	3	5	—
	41,115	19,919	—
Deferred
Federal	(10,696)	51,153	143,897
State	2,644	1,718	(2,091)
	(8,052)	52,871	141,806
Total	$33,063	$72,790	$141,806

Schedule of Effective Income Tax Rate Reconciliation

Total income tax expense differs from the expected tax expense (computed by multiplying the U.S. federal statutory rate of 21% by income before income taxes) as a result of the following (in thousands):

	For the year ended December 31,
	2024		2023		2022
	Amount	Rate	Amount	Rate	Amount	Rate
Income before income tax expense	283,666		551,419		783,104
Tax expense at statutory tax rate	$59,570	21.0%	$115,798	21.0%	$164,452	21.0%
Effect of:
Executive compensation limitation	4,595	1.6%	3,548	0.6%	3,659	0.5%
Foreign-derived intangible income deduction	(12,118)	(4.3)%	(26,077)	(4.7)%	—	—%
Percentage depletion	(14,400)	(5.1)%	(21,811)	(4.0)%	(23,638)	(3.0)%
State and local income tax, net of federal effect	2,370	0.8%	1,508	0.3%	(2,404)	(0.3)%
Marginal well tax credit	(4,943)	(1.7)%	—	—%	(87)	—%
Other	(2,011)	(0.7)%	(176)	—%	(176)	—%
Tax expense recognized	$33,063	11.7%	$72,790	13.2%	$141,806	18.1%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company's deferred income tax assets and liabilities were (in thousands):

	December 31, 2024	December 31, 2023
Deferred income tax assets:
Net operating loss and credit carryforwards	$48,804	$47,940
Inventory	8,670	2,204
Asset retirement obligations	18,114	17,900
Black lung obligations	7,793	6,134
Accrued expenses	8,861	6,259
Other	1,852	1,299
Total deferred income tax assets	94,094	81,736
Less: valuation allowance for deferred income tax assets	(44,674)	(41,016)
Net deferred income tax assets	49,420	40,720
Deferred income tax liabilities:
Prepaid expenses	(10,930)	(6,757)
Property, plant and equipment	(98,283)	(100,834)
Other	(832)	(1,806)
Total deferred income tax liabilities	(110,045)	(109,397)
Net deferred income tax liability	$(60,625)	$(68,677)

Summary of Valuation Allowance

The following table shows the balance of the Company's valuation allowance and the associated activity during 2024 :

December 31, 2024
Beginning balance	$41,016
Addition - deferred income tax expense	3,658
Ending balance	$44,674